CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 382,407	$ 292,417	$ 200,010
Cost of goods sold	237,095	165,267	116,465
Gross profit	145,312	127,150	83,545
Operating expenses:
Fulfillment	23,926	15,963	10,088
Selling and marketing	105,186	84,245	53,418
General and administrative	46,916	31,929	22,369
Total operating expenses	176,028	132,137	85,875
Loss from operations	(30,716)	(4,987)	(2,330)
Exchange loss on offshore bank accounts	(1,556)
Interest (expense) income and other	2,355	237	(1,881)
Loss before income taxes	(29,917)	(4,750)	(4,211)
Income taxes expenses	(70)	(69)	(19)
Net loss	(29,987)	(4,819)	(4,230)
Accretion for Series C convertible redeemable preferred shares		1,621	2,971
Net loss attributable to ordinary shareholders	$ (29,987)	$ (6,440)	$ (7,201)
Net loss per ordinary share-basic (in dollars per share)	$ (0.30)	$ (0.09)	$ (0.20)
Net loss per ordinary share-diluted (in dollars per share)	$ (0.30)	$ (0.09)	$ (0.20)